NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (11,238,803)	$ (3,548,962)	$ (17,226,044)	$ (9,353,340)	$ (7,145,320)	$ (5,977,407)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic	16,115,254	24,713,218	16,071,719	24,611,666	10,021,632	3,957,783
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted	16,115,254	24,713,218	16,071,719	24,611,666	10,021,632	3,957,783
Net loss per share attributable to common stockholders, basic	$ (0.70)	$ (0.14)	$ (1.07)	$ (0.38)	$ (0.71)	$ (1.51)
Net loss per share attributable to common stockholders, diluted	$ (0.70)	$ (0.14)	$ (1.07)	$ (0.38)	$ (0.71)	$ (1.51)